Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2024
Restatement Determination Date:: 2023-10-31
Erroneously Awarded Compensation Recovery
Restatement does not require Recovery

In October 2023, the Board of Directors adopted a compensation recovery policy (the “Clawback Policy”) in order to comply with new rules and regulations promulgated by the SEC, including Rule 10D-1 of the Exchange Act. The Clawback Policy requires us to recover or “clawback” certain incentive-based compensation from covered executives in the event we are required to restate our financial statements due to material noncompliance with any financial reporting requirements under the federal securities laws. Specifically, under the Clawback Policy, if the restatement would result in any incentive-based compensation received (as defined in the applicable rules) to have been lower had it been calculated based on such restated results, we must recover the amounts in excess of what would have been paid under the restatement from any participant who received such incentive-based compensation. The recovery period extends up to three years prior to the date that it is, or reasonably should have been, concluded that we are required to prepare a restatement. The Human Resources Committee (or in the absence of a committee of independent directors responsible for executive compensation decisions, a majority of the independent directors serving on the Board of Directors) has the sole authority to enforce the Clawback Policy.